TAXATION (Details 6) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
TAXATION
Deductible temporary differences related to other payables and accruals		8,712	7,232
Deductible temporary differences related to provision for doubtful accounts		1,062	1,448
Total current deferred tax assets		9,774	8,680
Less: Valuation allowance		(17)	(37)
Net current deferred tax assets		9,757	8,643
Tax loss carryforwards		4,005	471
Amount offset by non-current deferred tax liabilities		(2,847)
Total non-current deferred tax assets		1,158	471
Less: Valuation allowance		(526)	(471)
Net non-current deferred tax assets	105	632
Total deferred tax assets		10,389	8,643
Taxable temporary differences related to depreciation period		(2,587)	(1,985)
Taxable temporary differences related to subsidy income		(6,243)
Amount offset by non-current deferred tax assets		2,847
Total non-current deferred tax liabilities	(988)	(5,983)	(1,985)
Total deferred tax liabilities		(5,983)	(1,985)
Tax loss carryforwards, expiration year	5 years	5 years
Tax loss carryforwards		252